Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Additional Financial Information of Parent Company - Financial Statements Schedule I
Net (loss) income	¥ 976,571	$ 141,587	¥ 1,314,131	¥ (745,225)
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	137,555	19,944	(60,851)	(176,910)
Fair value fluctuation of available-for-sale investment, net of tax of nil				771
Comprehensive (loss) income	1,109,144	160,809	1,245,230	(919,661)
Parent company
Additional Financial Information of Parent Company - Financial Statements Schedule I
Net (loss) income	976,571	141,587	1,314,131	(745,225)
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	137,468	19,932	(60,900)	(176,934)
Fair value fluctuation of available-for-sale investment, net of tax of nil				771
Total other comprehensive (loss) income, net of tax	137,468	19,932	(60,900)	(176,163)
Comprehensive (loss) income	¥ 1,114,039	$ 161,519	¥ 1,253,231	¥ (921,388)